Postemployment Benefits - Components of Net Benefits and Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Components of net benefit and costs:
Service cost	$ 0.3		$ 0.9		$ 1.3
Interest cost	0.3		0.9		1.4
Actuarial (gain) loss	0	[1]	0.8	[1]	(7.6)	[1]
Foreign currency (gain) loss	0.5		(1.4)		0.9
Net periodic cost (benefit) recognized	$ 1.1		$ 1.2		$ (4.0)

[1]	Net benefit costs above do not include a component for the amortization of actuarial gains or losses as the Company’s policy is to recognize such gains and losses immediately.